Conversus StepStone Private Markets (the Fund)

Delinquent Section 16(a) Reports

Under Section 16(a) of the Securities Exchange Act of 1934, as amended and Section 30(h) of the Investment Company Act of 1940, as amended, and the rules thereunder, the Funds officers and trustees, persons owning more than 10% of any class of the Funds shares, and certain additional persons are required to report their transactions in the Funds shares to the U.S. Securities and Exchange
Commission (the SEC) and the Fund. Based solely on written representations of such persons and on copies of reports that have been filed with the SEC, the Fund believes that, during the fiscal year ended
March 31, 2021, all filing requirements applicable to such persons were timely complied with, except for the following:

Name           Number of Late Reports (Transactions)  Number of Missing Reports

Harold Mills        One Form 3
		    One Form 4 (1 Transaction)         None

Jason P. Ment       One Form 3
		    One Form 4 (1 Transaction)         None

Jose A. Fernandez   One Form 3
		    One Form 4 (1 Transaction)         None

Neil D. Menard      One Form 3
		    Two Form 4 (2 Transactions)        None

Robert W. Long      One Form 3
		    Two Form 4 (4 Transactions)        None

Ron D. Sturzenegger One Form 3
		    Two Form 4 (2 Transactions)        None

Scott W. Hart       One Form 3
		    One Form 4 (1 Transaction)         None

StepStone Group LP  One Form 3
		    One Form 4 (1 Transaction)         None

StepStone Conversus One Form 3                         None
LLC

Thomas K. Sittema   One Form 3
		    Two Form 4 (3 Transactions)        None

Tim A. Smith        One Form 3
		    One Form 4 (3 Transactions)        None

Tracy G. Schmidt    One Form 3
		    One Form 4 (1 Transaction)         None


However, each late report described above was subsequently reported on the appropriate Form during the fiscal year ended March 31, 2021.